Investments in associates and joint venture (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in associates and joint ventures
Joint venture (d)		$ 2,254	$ 2,627
Investments in associates		1,488,775	1,488,247	$ 1,473,382
Investment In Associates And Joint Ventures		$ 1,488,775	$ 1,488,247
Sociedad Minera Cerro Verde Saa [Member]
Investments in associates and joint ventures
Proportion of ownership interest in associate		19.58%	19.58%
Investments in associates		$ 1,209,126	$ 1,155,359
Minera Yanacocha S.R.L. [Member]
Investments in associates and joint ventures
Proportion of ownership interest in associate		43.65%	43.65%
Investments in associates		$ 157,835	$ 230,000
Compania Minera Coimolache S.A. [Member]
Investments in associates and joint ventures
Proportion of ownership interest in associate		40.10%	40.10%
Investments in associates		$ 104,833	$ 98,426
Tinka Resources Ltd [Member]
Investments in associates and joint ventures
Proportion of ownership interest in associate	19.30%	19.30%
Other minor investments [Member]
Investments in associates and joint ventures
Investments in associates		$ 1,865	1,835
Associates [member]
Investments in associates and joint ventures
Investments in associates		1,484,656	1,483,785
Associates [member] | Sociedad Minera Cerro Verde Saa [Member]
Investments in associates and joint ventures
Investments in associates		1,209,126	1,155,359
Associates [member] | Minera Yanacocha S.R.L. [Member]
Investments in associates and joint ventures
Investments in associates		157,835	230,000
Associates [member] | Compania Minera Coimolache S.A. [Member]
Investments in associates and joint ventures
Investments in associates		104,833	$ 98,426
Associates [member] | Tinka Resources Ltd [Member]
Investments in associates and joint ventures
Investments in associates		$ 12,862